UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments July 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (c) (96.2%)

	Austria (1.1%)
	Major Telecommunications
254,200	Telekom Austria AG	$5,212,458

	Belgium (1.6%)
	Other Metals/Minerals
164,270	Umicore	7,367,269

	France (8.6%)
	Electric Utilities
95,192	Electricite de France (EDF)	8,253,797

	Electrical Products
77,435	Schneider Electric S.A.	8,551,855

	Gas Distributors
187,850	Gaz de France (GDF)	11,739,284

	Major Banks
115,488	BNP Paribas	11,467,023

	Total France	40,011,959

	Germany (14.9%)
	Air Freight/Couriers
265,504	Deutsche Post AG (Registered Shares)	6,236,032

	Chemicals: Major Diversified
118,594	Bayer AG	10,249,927

	Industrial Conglomerates
59,248	MAN AG	5,974,665
118,892	Siemens AG (Registered Shares)	14,584,989
		20,559,654
	Major Banks
226,520	Commerzbank AG	7,327,257

	Motor Vehicles
134,344	Bayerische Motoren Werke (BMW) AG	6,030,899

	Multi-Line Insurance
58,824	Allianz SE (Registered Shares)	9,976,223
54,081	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	9,007,396
		18,983,619

	Total Germany	69,387,388

	Greece (1.9%)
	Major Banks
184,016	National Bank of Greece S.A.	8,767,645

	Italy (4.8%)
	Integrated Oil
412,085	Eni S.p.A.	13,939,626

	Major Banks
1,412,827	UniCredit S.p.A.	8,419,077

	Total Italy	22,358,703

	Netherlands (3.1%)
	Major Telecommunications
498,740	Koninklijke (Royal) KPN N.V. (b)	8,689,242

	Publishing: Books/Magazines
255,698	Wolters Kluwer N.V.	5,935,918

	Total Netherlands	14,625,160

	Norway (1.2%)
	Major Telecommunications
382,621	Telenor ASA	5,781,809

	Spain (5.0%)
	Major Banks
516,824	Banco Bilbao Vizcaya Argentaria, S.A.	9,454,575

	Major Telecommunications
533,148	Telefonica S.A.	13,889,210

	Total Spain	23,343,785

	Switzerland (e) (17.6%)
	Financial Conglomerates
330,510	UBS AG (Registered Shares)	6,324,446

	Food: Major Diversified
492,770	Nestle S.A. (Registered Shares)	21,595,954

	Medical Specialties
151,937	Nobel Biocare Holding AG (Registered Shares)	4,673,350

	Multi-Line Insurance
32,209	Zurich Financial Services AG (Registered Shares)	8,462,372

	Other Consumer Specialties
161,306	Compagnie Financiere Richemont S.A. (“A” Bearer Shares) (Units) (d)	9,679,479

	Pharmaceuticals: Major
280,899	Novartis AG (Registered Shares)	16,650,314
80,712	Roche Holding AG	14,904,962
		31,555,276

	Total Switzerland	82,290,877

	United Kingdom (e) (36.4%)
	Aerospace & Defense
1,091,855	BAE Systems PLC	9,710,138
903,674	Rolls-Royce Group PLC (a)	6,365,177
		16,075,315
	Food Retail
1,186,821	Morrison (W.M.) Supermarkets PLC	6,050,527
1,384,768	Tesco PLC	9,839,175
		15,889,702
	Integrated Oil
510,068	BG Group PLC	11,524,551
614,510	Royal Dutch Shell PLC (A Shares)	21,891,160
		33,415,711
	Investment Managers
562,160	Man Group PLC	6,790,864

	Life/Health Insurance
616,969	Prudential PLC	6,616,538

	Major Banks
786,318	Barclays PLC	5,280,666
993,414	HSBC Holdings PLC	16,436,296
		21,716,962
	Other Metals/Minerals
235,357	Anglo American PLC	13,492,770

	Pharmaceuticals: Major
538,784	GlaxoSmithKline PLC	12,543,431

	Publishing: Books/Magazines
476,187	Reed Elsevier PLC	5,412,455

	Tobacco
321,008	British American Tobacco PLC	11,580,820
288,983	Imperial Tobacco Group PLC	10,801,006
		22,381,826
	Wireless Telecommunications
5,918,420	Vodafone Group PLC	15,890,934

	Total United Kingdom	170,226,508

	Total Common Stocks (Cost $392,942,883)	449,373,561

	Preferred Stock (c) (1.2%)
	Germany
	Medical Specialties
70,861	Fresenius SE (Cost $5,728,647)	5,770,212

	Right (0.3%)
	France
	Electric Utilities
197	Suez Environnement S.A. (Registered Rights) (Cost $0)	1,415,201

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (3.7%)
	Securities held as Collateral on Loaned Securities (b) (1.9%)
	Repurchase Agreements (0.3%)
$281	ABN Amro Bank N.V. (2.44%, dated 07/31/08, due 08/01/08; proceeds $280,677; fully collateralized by Collateralized Mortgage Obligations at the date of this Portfolio of Investment as follows: Wachovia Bank Commercial Mortgage Trust 5.42% due 01/15/45; valued at $294,268)	280,639
319	Banc of America Securities LLC (2.44% dated 07/31/08, due 08/01/08; proceeds $319,169; fully collateralized by common stock at the date of this Portfolio of Investment as follows: Alcoa, Inc.; valued at $334,623)	319,126
426	Lehman Brothers Co. (2.39% dated 07/31/08, due 08/01/08; proceeds $425,557; fully collateralized by Municipal Bond at the date of this Portfolio of Investment as follows: Oakland County 6.25% due 04/01/22 - 04/01/27; valued at $431,257)	425,501
319	Merrill Lynch Co., (2.34% dated 07/31/08, due 08/01/08; proceeds $319,167; fully collateralized by Corporate Bond at the date of this Portfolio of Investment as follows: Ahold Finance USA 6.85% due 05/01/29; valued at $319,553)	319,126

	Total Repurchase Agreements (Cost $1,344,392)	1,344,392

NUMBER OF
SHARES (000)
	Investment Company (f) (1.6%)
7,255	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $7,255,132)		7,255,132

	Total Securities held as Collateral on Loaned Securities (Cost $8,599,524)		8,599,524

	Investment Company (f) (1.8%)
8,550	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $8,550,024)		8,550,024

	Total Short-Term Investments (Cost $17,149,548)		17,149,548

	Total Investments (Cost $415,821,078) (g)	101.4%	473,708,522
	Liabilities in Excess of Other Assets	(1.4)	(6,384,393)
	Net Assets	100.0%	$467,324,129

(a)	Non-income producing security.
(b)

The values of loaned securities and related cash collateral outstanding at July 31, 2008 were $8,254,780 and $8,599,524, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Securities with total market value equal to $455,143,773 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(e)

At July 31, 2008, investments in securities of issuers in United Kingdom 36.4% and Switzerland 17.6% represented of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(f)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Summary of Investments July 31, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Major Banks	$67,152,539	14.2%
Integrated Oil	47,355,337	10.0
Pharmaceuticals: Major	44,098,707	9.3
Major Telecommunications	33,572,719	7.1
Multi-Line Insurance	27,445,991	5.8
Tobacco	22,381,826	4.7
Food: Major Diversified	21,595,954	4.6
Other Metals/Minerals	20,860,039	4.4
Industrial Conglomerates	20,559,654	4.3
Short-Term Investments	17,149,548	3.6
Aerospace & Defense	16,075,315	3.4
Wireless Telecommunications	15,890,934	3.4
Food Retail	15,889,702	3.4
Gas Distributors	11,739,284	2.5
Publishing: Books/Magazines	11,348,373	2.4
Medical Specialties	10,443,562	2.2
Chemicals: Major Diversified	10,249,927	2.2
Other Consumer Specialties	9,679,479	2.0
Electric Utilities	9,668,998	2.0
Electrical Products	8,551,855	1.8
Investment Managers	6,790,864	1.4
Life/Health Insurance	6,616,538	1.4
Financial Conglomerates	6,324,446	1.3
Air Freight/Couriers	6,236,032	1.3
Motor Vehicles	6,030,899	1.3

	$473,708,522	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008